Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.000216	₪ 0.000216
Ordinary shares, shares authorized (in Shares)	200,000,000	165,000,000
Ordinary shares, shares outstanding (in Shares)	109,188,112	85,749,331